Note 5 - Premises and Equipment (Detail) - Premises and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land and improvements	$ 2,479,913	$ 2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045
Premises and equipment, net	$ 9,217,876	$ 9,581,311